CONVERTIBLE NOTES AND WARRANT LIABILITIES	6 Months Ended
Jun. 30, 2026
Convertible Notes And Warrant Liabilities Abstract
CONVERTIBLE NOTES AND WARRANT LIABILITIES
12.	CONVERTIBLE NOTES AND WARRANT LIABILITIES

Convertible Notes and Warrants Issued in March 2026

On March 2, 2026, the Company issued 8% Original Issue Discount (“OID”) convertible promissory notes (the “Convertible Notes”) with an aggregate principal face amount of $5,940,000 for an aggregate purchase price of $5,500,000, together with warrants (the “Warrants”) to purchase initially up to 31,504 Class A ordinary shares (47,255,369 Class A ordinary shares prior to 50-for-1 and 30-for-1 reverse share splits), pursuant to a Securities Purchase Agreement dated February 27, 2026 with Ault Lending, LLC (the “Ault Lending”) and L1 Capital Global Opportunities Master Fund (“L1”). The Convertible Notes were issued in principal face amounts of $5,280,000 to Ault Lending and $660,000 to L1 and mature on March 2, 2028. The number of Warrants issued to Ault Lending and L1 was 28,004 and 3,500 respectively. (42,004,773 and 5,250,596 prior to 50-for-1 and 30-for-1 reverse share splits, respectively)

The aggregate purchase price was $5,500,000. At the closing, $1,000,000 was paid directly to an escrow agent to fund the Company’s subscription for preferred stock of Ault & Company, Inc., and $395,000, representing directly attributable transaction costs incurred in connection with the transaction, was withheld by the Ault Lending at the closing. Neither amount was received by the Company in cash and, accordingly, the gross cash proceeds received by the Company on the issue of the Convertible Notes and the Warrants were $4,105,000. Out of those proceeds the Company applied $1,109,945 to repay its secured promissory note dated January 28, 2026, $412,500 to pay the placement agent commission and $245,000 to pay other transaction fees, leaving net proceeds of $2,337,555 available for general corporate purposes. Transaction costs of $1,052,500 in aggregate were recognized in profit or loss as incurred, as the Convertible Notes and the Warrants are measured at fair value through profit or loss.

The Convertible Notes bear interest at 10% per annum, computed on a 365-day basis. Interest is payable in cash at maturity, and no periodic interest payments are required before maturity. The holder may convert the Convertible Notes into Class A ordinary shares at any time prior to maturity, subject to a 4.99% beneficial ownership cap. Conversion is settled through the issuance of Class A ordinary shares, and no cash settlement or net cash settlement alternative is available to the Company. The conversion price is the greater of the floor price and the lower of (i) 80% of the lowest trading price of the Class A ordinary shares over the six trading days immediately preceding the conversion date and (ii) the maximum price. The floor price and maximum price were $0.092 and $1.50 per share, respectively, at issuance. These amounts are subject to adjustment for share splits and combinations. Following the 50-for-1 reverse share split effected on March 23, 2026 and the 30-for-1 reverse share split effected on June 23, 2026, the floor price and maximum price were $138.00 and $2,250.00 per share, respectively.

The Warrants are exercisable from March 2, 2026 and expire on March 2, 2031, at an initial exercise price of $289.50 per share ($0.193 per share prior to 50-for-1 and 30-for-1 reverse share splits). The Warrants may be exercised for cash or, at the holder’s election, on a cashless basis, under which the number of Class A ordinary shares to be issued is determined by a contractual Black-Scholes formula (with volatility fixed at 135% and a deemed five-year term) divided by a recent closing bid price of the Class A ordinary shares subject to the floor price (see below definition), and is capped at 125% of the warrant shares surrendered. Exercise is subject to a 4.99% beneficial ownership cap.

During the six months ended June 30, 2026, 20,220 Warrants (30,330,596 Warrants prior to the 50-for-1 and 30-for-1 reverse share splits) were exercised on a cashless basis, comprising 16,720 Warrants (25,080,000 Warrants prior to the 50-for-1 and 30-for-1 reverse share splits) exercised by Ault Lending in eight tranches between March 4 and March 18, 2026 and 3,500 Warrants (5,250,596 Warrants prior to the 50-for-1 and 30-for-1 reverse share splits) exercised by L1 on April 13 and April 22, 2026, and 23,910 Class A ordinary shares (35,864,293 Class A ordinary shares prior to the 50-for-1 and 30-for-1 reverse share splits) were issued on those exercises. No cash consideration was received on the cashless exercises. 11,284 Warrants (16,924,773 Warrants prior to the 50-for-1 and 30-for-1 reverse share splits), all held by Ault Lending, remained outstanding as of June 30, 2026 and were subsequently cancelled without further consideration on August 20, 2026 (Note 20).

The conversion feature of the Convertible Notes is not settled by exchanging a fixed amount of cash for a fixed number of the Company's own Class A ordinary shares and therefore does not meet the criteria for equity classification under IAS 32. The Convertible Notes are hybrid contracts comprising a debt host and embedded derivatives, being the variable-price conversion feature, the related reset provisions and the holder redemption rights exercisable at 125% of the conversion amount, which significantly modify the contractual cash flows. On initial recognition on March 2, 2026, the Company designated the Convertible Notes in their entirety as financial liabilities at fair value through profit or loss under IFRS 9.4.3.5. No embedded derivative is therefore separated from the host contract. Changes in fair value are recognized in profit or loss, other than the portion of the change attributable to changes in the Company's own credit risk, which is presented in other comprehensive (loss) income and is not subsequently reclassified to profit or loss. A gain of $1,726 attributable to own credit risk was recognized in other comprehensive (loss) income for the six months ended June 30, 2026.

The Warrants do not meet the criteria for equity classification under IAS 32 and are accounted for as derivative financial liabilities mandatorily measured at fair value through profit or loss, with the whole of the fair value change recognized in profit or loss. As the Warrants are not designated under the fair value option, the own credit risk requirements of IFRS 9.5.7.7 do not apply. On each cashless exercise, the fair value of the Warrants exercised, measured at the date on which the exercise notice is delivered, was transferred from warrant liabilities to share capital.

The fair values of the Convertible Notes and the Warrants at initial recognition were determined using valuation techniques that incorporated significant unobservable inputs and differed from the transaction price. In accordance with IFRS 9.B5.1.2A, the resulting day one differences of $7,176,298 for convertible notes and $4,441,474 for warrants, respectively, were deferred at initial recognition. After initial recognition, the deferred differences are recognized in profit or loss only to the extent that they arise from changes in a factor, including time, that market participants would take into account when pricing the instruments. The movements in the deferred day one differences during the period are set out in the table below.

Floor Price Event and Redemption of the Convertible Notes

A floor price event occurs under the Convertible Notes when, following an adjustment to the floor price, the floor price exceeds the Nasdaq official closing price of the Class A ordinary shares for five consecutive trading days. Upon the occurrence of a floor price event, the holder may require the Company to redeem all or any portion of the Convertible Notes at 125% of the conversion amount (the “Redemption Premium”). The redemption amount is payable in cash in eight instalments and is funded from, among other sources, not less than 80% of the net proceeds from the Company’s 2026 at-the-market offering program. Following the 50-for-1 reverse share split effected on March 23, 2026, the floor price was adjusted from $0.092 to $4.60 per share. The closing price of the Class A ordinary shares remained below the adjusted floor price for five consecutive trading days, resulting in a floor price event. Both holders subsequently exercised their redemption rights.

Following the floor price event incurred in March 2026, Ault Lending required the Company to redeem the Convertible Note at 125% of the conversion amount, resulting in a redemption amount of $6,794,776. Between June 2 and June 16, 2026, the Company paid $5,428,323 to Ault Lending in cash, with the remaining balance of $1,366,453 unpaid as of June 30, 2026.

The Convertible Note remained remeasured at fair value through profit or loss as of June 30, 2026. Its fair value and carrying amount as of June 30, 2026 are set out in the table below.

Between March 6 and March 11, 2026, L1 converted $375,000 of principal and approximately $760 of accrued interest into 2,545 Class A ordinary shares (3,817,336 Class A ordinary shares prior to the 50-for-1 and 30-for-1 reverse share splits), reducing the outstanding principal of the L1 Convertible Note to $285,000. L1 waived the accrued interest on its Convertible Note. On June 29, 2026, the Company paid $356,250 in cash, representing the remaining principal and the applicable Redemption Premium, and the L1 Convertible Note was fully extinguished. No amount remained outstanding as of June 30, 2026.

	Convertible note	Warrant liabilities
	$	$

Balance as of December 31, 2025	-	1,213,340
Gain on derecognition of warrants repurchased	-	(355,857)
Repurchase of warrant liabilities	-	(857,143)
Issued on March 2, 2026, at fair value	10,573,648	6,544,124
Fair value changes	(2,640,885)	(4,303,563)
Gain on derecognition of convertible notes on cash settlement	(151,071)
Gain recognised in other comprehensive income – own credit risk	(1,726)	-
Settlement in cash	(5,784,573)	-
Converted or exercised into Class A ordinary shares	(667,528)	(2,223,168)
As of June 30, 2026 – fair value	1,327,865	17,733
Day 1 difference not yet recognized in profit or loss	(1,313,486)	-
Balance as of June 30, 2026 (unaudited)	14,379	17,733

Day 1 difference not yet recognized in profit or loss
Balance as of December 31, 2025	-	-
Deferred on initial recognition, March 2, 2026	7,176,298	4,441,474
Amortization of deferred day-one loss from the redemption of the convertible notes	(5,065,446)	-
Amortization of deferred day-one loss the settlement of the convertible notes	(344,317)	-
Amortization against the share capital credit on the conversion of the convertible notes	(453,049)	(1,508,856)
Amortization of deferred day-one loss on the warrants exercises	-	(2,932,618)
Balance as of June 30, 2026 (unaudited)	1,313,486	-

Settlement of Convertible Notes and Cancellation of Warrants

On August 20, 2026, the Company entered into a Supplemental Agreement with the holder of the 8% Original Issue Discount Convertible Promissory Note (the “Supplemental Agreement”), which amended certain terms of the Securities Purchase Agreement and related transaction documents.

Prior to the execution of the Supplemental Agreement, the Company repaid a substantial portion of the redemption amount under the Convertible Note, leaving a remaining redemption amount of approximately US$1,366,453 as of June 30, 2026. Pursuant to the Supplemental Agreement, (i) the second tranche financing contemplated under the original Securities Purchase Agreement was cancelled, (ii) all outstanding warrants to purchase up to 11,284 Class A ordinary shares held by Ault Lending were cancelled, and (iii) the Company agreed to repay the remaining redemption amount in cash on or before December 31, 2026.

Under the terms of the Supplemental Agreement, the Company may prepay the remaining redemption amount at any time without penalty, and no further interest will accrue on the outstanding balance from August 20, 2026. The Company is also required to apply specified portions of net proceeds received from certain future financing transactions toward repayment of the remaining redemption amount in accordance with the terms of the Supplemental Agreement. In addition, certain financings above specified thresholds require the prior written consent of the holder.

Failure by the Company to repay the remaining redemption amount by December 31, 2026 will constitute an event of default under the Supplemental Agreement, subject to the applicable contractual cure period. Upon an event of default, interest will accrue on the outstanding balance at a rate of 25% per annum until repayment. Following full repayment of the remaining redemption amount, all obligations of the Company under the Convertible Note will automatically terminate.

The Company determined that the Supplemental Agreement represents a non-adjusting subsequent event occurring after the reporting date and, accordingly, no adjustment has been recorded in the unaudited condensed consolidated financial statements as of June 30, 2026.

Level 3 Fair Value Measurements

The fair value of the warrant liabilities was determined using the Black-Scholes option pricing model, which incorporates assumptions regarding the market price of the Company's Class A ordinary shares, exercise price, expected volatility, expected term and risk-free interest rate.

The fair value of the convertible note liabilities was determined using valuation techniques that reflected the specific contractual terms of the notes, including the variable conversion feature, redemption rights and settlement provisions. Prior to redemption and settlement, the valuation incorporated significant assumptions regarding the expected timing and manner of settlement. As of June 30, 2026, substantially all of the convertible notes had been redeemed, settled or otherwise extinguished, and the remaining fair value reflected the estimated cash flows associated with the remaining obligations.

Significant unobservable inputs included expected volatility, expected term, risk-free interest rate, discount rate and assumptions regarding redemption and settlement outcomes. Because these inputs are not directly observable in active markets and involve significant management judgment, the related fair value measurements were classified within Level 3 of the fair value hierarchy under IFRS 13.

		As of June 30, 2026	As of June 2, 2026	As of April 13, 2026	As of March 13, 2026	As of March 12, 2026	As of March 4, 2026	As of March 2, 2026*
Valuation Technique	Significant Unobservable Input
Black-Scholes option pricing model	Expected volatility	86.1%	-	83.2%	82.1%	81.6%	81.4%	81.1%
	Expected term (years)	4.67	-	4.89	4.97	4.97	4.99	5.00
	Risk-free interest rate	4.2%	-	3.9%	3.9%	3.9%	3.7%	3.6%
Discounted cash flow methodology	Discounted rate	16.6%	15.1%	-	-	-	-	14.7%

*	March 2, 2026 represents the initial measurement date. The fair value of the instruments was determined upon issuance using the valuation techniques and significant unobservable inputs disclosed above. Subsequent fair value measurements were performed at each conversion date and as of June 30, 2026.

Sensitivity Analysis

The fair value measurements are sensitive to changes in significant unobservable inputs. For the warrant liabilities, increases in expected volatility or expected term would generally result in a higher fair value measurement. For the convertible note, increases in the discount rate would generally result in a lower fair value measurement. Management has determined that reasonably possible changes in these assumptions would not result in a material change in the related fair value measurements. Therefore, no quantitative sensitivity analysis has been disclosed.

Warrants issued in September 2025

On January 27, 2026, the Company entered into warrant repurchase agreements with certain holders of warrants originally issued in September 2025. Under the agreements, the Company repurchased and cancelled the warrants at $90.00 per Class A ordinary share ($0.06 per Class A ordinary share prior to the 50-for-1 and 30-for-1 reverse share splits) issuable upon exercise, equivalent to an aggregate purchase price of $857,143. The warrants subject to the repurchase had a fair value of $1.2 million as of December 31, 2025. As the warrants were measured at fair value through profit or loss, the difference between the carrying amount immediately before repurchase and the consideration paid were included in the fair value change of warrant liabilities recognized in profit or loss.